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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:      December 31, 2005
                                              -------------------------------

Check here if Amendment [ ]             Amendment Number:
                                                           --------

      This Amendment (Check only one): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        RBS Partners, L.P.
             ---------------------------------------------
Address:     200 Greenwich Avenue
             ---------------------------------------------
             Greenwich, CT 06830
             ---------------------------------------------

Form 13F File Number:                    28-          2610
                                                 -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Theodore W. Ullyot
             ---------------------------------------------------------
Title: Executive Vice President and General Counsel, ESL Investments, Inc., General Partner of RBS Partners, L.P.
             ---------------------------------------------------------
Phone:       (203) 861-4600
             ---------------------------------------------------------

Signature, Place, and Date of Signing:

            /s/ Theodore W. Ullyot    Greenwich, CT         February 14, 2006
            ----------------------   ---------------        -----------------
               (Signature)            (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:              6
Form 13F Information Table Value Total:    $11,185,397
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
1               28-11470                        ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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Page 1 of 1

                                                   FORM 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Column 8:
     Column 1:         Column 2: Column 3:    Column 4:         Column 5:         Column 6  Column 7:      Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                             Fair Market  Shares or
                        Title of   CUSIP        Value    Principal     SH/  Put/ Investment  Other
Name of Issuer           Class     Number    (x $1,000)    Amount     PRN   Call Discretion Managers  (a) Sole   (b)Shared (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.           Common   053332-10-2     547,439  5,966,638    SH         DEFINED              5,966,638
Autozone Inc.           Common   053332-10-2   1,473,456 16,059,462    SH          SOLE               16,059,462
AutoNation, Inc.        Common   05329W-10-2     205,123  9,439,602    SH         DEFINED              9,439,602
AutoNation, Inc.        Common   05329W-10-2   1,469,350 67,618,481    SH          SOLE               67,618,481
Sears Holdings Corp.    Common   812350-10-6      41,012    354,985    SH         DEFINED                354,985
Sears Holdings Corp     Common   812350-10-6   7,449,019 64,476,925    SH          SOLE               64,476,925

                                 -----------  ----------
     COLUMN TOTALS               Grand Total  11,185,397

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.